Salaries and Labor Charges - Schedule of Composition of Salaries and Labor Charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of Salaries and Labor Charges [Abstract]
Wages payable	R$ 6,224	R$ 5,672
Accrued labor benefits	7,084	7,186
Labor taxes	4,902	3,816
Total salaries and labor charges	R$ 18,210	R$ 16,674